Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The following table summarizes the changes in the carrying amount of goodwill:

(in millions)	February 28, 2013

Beginning of period	$4,114.4
Goodwill acquired	62.0
Currency translation	(15.9)
Impairment charge	(233.0)
End of Period	$3,927.5

The following tables summarize the changes in the carrying amount of goodwill:

(in millions)	May 31, 2012	May 31, 2011	May 31, 2010
Beginning of period	$4,470.1	$4,707.5	$4,780.5
Goodwill acquired	—	—	—
Currency translation	(63.8)	185.4	(73.0)
Impairment charge	(291.9)	(422.8)	—
End of period	$4,114.4	$4,470.1	$4,707.5

(in millions)	May 31, 2012	May 31, 2011	May 31, 2010
Gross carrying amount	$5,324.7	$5,388.5	$5,203.1
Accumulated impairment losses	(1,210.3)	(918.4)	(495.6)
Net carrying amount	$4,114.4	$4,470.1	$4,707.5

Schedule of Intangible Assets
Intangible assets consisted of the following at February 28, 2013 and May 31, 2012:

(in millions)	February 28, 2013
	Gross		New			Net
	Carrying	Impairment	Carrying	Accumulated	Impairment	Carrying
	Amount	Charge	Amount	Amortization	Charge	Amount
Core technology	$1,699.9	$(39.0)	$1,660.9	$(451.2)	$4.1	$1,213.8
Completed technology	604.2	(55.2)	549.0	(240.7)	36.7	345.0
Product trade names	192.5	—	192.5	(61.3)	—	131.2
Customer relationships	2,387.5	(46.1)	2,341.4	(786.1)	9.9	1,565.2
Non-compete contracts	4.6	—	4.6	(3.8)	—	0.8
Sub-total	4,888.7	(140.3)	4,748.4	(1,543.1)	50.7	3,256.0
Corporate trade names	312.2	(11.5)	300.7	—	—	300.7
Currency translation	127.3	—	127.3	(21.6)	—	105.7
Total	$5,328.2	$(151.8)	$5,176.4	$(1,564.7)	$50.7	$3,662.4

(in millions)	May 31, 2012
	Gross		New			Net
	Carrying	Impairment	Carrying	Accumulated	Impairment	Carrying
	Amount	Charge	Amount	Amortization	Charge	Amount
Core technology	$1,856.1	$(185.7)	$1,670.4	$(457.7)	$74.3	$1,287.0
Completed technology	594.2	—	594.2	(206.7)	—	387.5
Product trade names	184.5	—	184.5	(52.6)	—	131.9
Customer relationships	2,666.1	(306.8)	2,359.3	(859.3)	191.6	1,691.6
Non-compete contracts	4.6	—	4.6	(3.1)	—	1.5
Sub-total	5,305.5	(492.5)	4,813.0	(1,579.4)	265.9	3,499.5
Corporate trade names	323.5	(11.3)	312.2	—	—	312.2
Currency translation	147.2	—	147.2	(28.5)	—	118.7
Total	$5,776.2	$(503.8)	$5,272.4	$(1,607.9)	$265.9	$3,930.4

Intangible assets consist of the following at May 31, 2012 and 2011:

	May 31, 2012
(in millions)	Gross Carrying Amount	Impairment Charge	New Carrying Amount	Accumulated Amortization	Impairment Charge	Net Carrying Amount
Core technology	$1,856.1	$(185.7)	$1,670.4	$(457.7)	$74.3	$1,287.0
Completed technology	594.2	—	594.2	(206.7)	—	387.5
Product trade names	184.5	—	184.5	(52.6)	—	131.9
Customer relationships	2,666.1	(306.8)	2,359.3	(859.3)	191.6	1,691.6
Non-compete contracts	4.6	—	4.6	(3.1)	—	1.5
Sub-total	5,305.5	(492.5)	4,813.0	(1,579.4)	265.9	3,499.5
Corporate trade names	323.5	(11.3)	312.2	—	—	312.2
Currency translation	147.2	—	147.2	(28.5)	—	118.7
Total	$5,776.2	$(503.8)	$5,272.4	$(1,607.9)	$265.9	$3,930.4

	May 31, 2011
(in millions)	Gross Carrying Amount	Impairment Charge	New Carrying Amount	Accumulated Amortization	Impairment Charge	Net Carrying Amount
Core technology	$2,092.6	$(243.1)	$1,849.5	$(416.9)	$53.4	$1,486.0
Completed technology	664.9	(70.7)	594.2	(183.9)	21.8	432.1
Product trade names	183.7	—	183.7	(41.0)	—	142.7
Customer relationships	2,944.6	(300.4)	2,644.2	(778.5)	94.5	1,960.2
Non-compete contracts	4.6	—	4.6	(2.1)	—	2.5
Sub-total	5,890.4	(614.2)	5,276.2	(1,422.4)	169.7	4,023.5
Corporate trade names	397.6	(74.1)	323.5	—	—	323.5
Currency translation	232.4	—	232.4	(45.0)	—	187.4
Total	$6,520.4	$(688.3)	$5,832.1	$(1,467.4)	$169.7	$4,534.4

Weighted Average Useful Life of Intangible Assets
The weighted average useful life of the intangibles at February 28, 2013 is as follows:

Weighted Average Useful Life
Core technology	16 years
Completed technology	10 years
Product trade names	14 years
Customer relationships	15 years
Non-compete contracts	2 years
Corporate trade names	Indefinite life

The weighted average useful life of the intangibles at May 31, 2012 is as follows:

Weighted Average Useful Life
Core technology	17 Years
Completed technology	11 Years
Product trade names	15 Years
Customer relationships	16 Years
Non-compete contracts	3 Years
Corporate trade names	Indefinite life